Share-based compensation (Summary of Vested and Nonvested Awards) (Details) - 2011 Equity Incentive Plan $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Stock Option
Vested
Number of units outstanding, Vested (in shares) | shares	455,719
Weighted-average fair value per unit, Vested (in dollars per share) | $ / shares	$ 3.95
Total grant-date fair value of the plan, Vested	$ 1,800
Weighted-average accumulated percentage of service, Vested (as a percent)	100.00%
Stock-based compensation recognized in Additional paid-in capital, vested	$ 1,800
Compensation expense not yet recognized, Vested	$ 0
Non-Vested
Number of units outstanding, Non-vested (in shares) | shares	35,354
Weighted-average fair market value per unit, Non-vested (in dollars per share) | $ / shares	$ 1.98
Total grant-date fair value of the plan, Non-vested	$ 70
Weighted-average accumulated percentage of service, Non-vested (as a percent)	92.90%
Stock-based compensation recognized in Additional paid-in capital, Non-vested	$ 65
Compensation expense not yet recognized, Non-vested	$ 5
Total
Number of units outstanding, Total (in shares) | shares	491,073
Weighted-average fair market value per unit, Total (in dollars per share) | $ / shares	$ 3.81
Total grant-date fair value of the plan, Total	$ 1,870
Weighted-average accumulated percentage of service, Total (as a percent)	99.70%
Stock-based compensation recognized in Additional paid-in capital, Total	$ 1,865
Compensation expense not yet recognized, Total	$ 5
Restricted Share Units
Total
Number of units outstanding, Total (in shares) | shares	1,605,049
Weighted-average fair market value per unit, Total (in dollars per share) | $ / shares	$ 7.41
Total grant-date fair value of the plan, Total	$ 11,900
Weighted-average accumulated percentage of service, Total (as a percent)	51.70%
Stock-based compensation recognized in Additional paid-in capital, Total	$ 6,157
Compensation expense not yet recognized, Total	$ 5,743